Borrowings	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Borrowings
19	Borrowings

	2018	2017	2016
	(€’000)
Non-current
Senior Notes	1,188,387	—	—
Senior Secured Notes 6.0%, due 2020	—	628,141	629,327
Mortgages	47,124	45,386	43,508
Finance lease liabilities	31,302	50,525	51,140
	1,266,813	724,052	723,975
Current
Mortgages	4,258	8,254	10,904
Finance lease liabilities	19,072	602	578
2017 Senior Secured Revolving Facility	—	99,904	—
	23,330	108,760	11,482
Total borrowings	1,290,143	832,812	735,457

The carrying amounts of the Group’s borrowings are principally denominated in euros. The face value of the Senior Notes as of December 31, 2018 was €1,200.0 million. The face value of the Senior Secured Notes as of December 31, 2017 was €625.0 million (2016: €625.0 million).

The face value of the mortgages amounted to €52.0 million as of December 31, 2018 (2017: €54.3 million and 2016: €55.2 million).

Senior Notes and bank borrowings

Mortgages

On January 18, 2013, the Group completed a €10.0 million financing agreement, consisting of two loans that are secured by mortgages on the PAR3 land owned by Interxion Real Estate II Sarl and the PAR5 land owned by Interxion Real Estate III Sarl and a pledge on the rights under the intergroup lease agreements between Interxion Real Estate II Sarl and Interxion Real Estate III Sarl, as lessors, and Interxion France SAS, as lessee, and are guaranteed by Interxion France SAS. The principal amounts of the mortgage loans are required to be repaid in quarterly installments collectively amounting to €167,000 of which the first quarterly installment was paid on April 18, 2013. The mortgage loans have a maturity of 15 years and a variable interest rate based on EURIBOR plus an individual margin ranging from 240 to 280 basis points. The financing agreement requires the interest rate to be fixed for a minimum of 40% of the principal outstanding amount for a minimum of six years. In April 2013, the interest rate was fixed for approximately 75% of the principal outstanding amount for a period of ten years. The financing agreement does not include any financial covenants.

On April 1, 2014, the Group completed a €9.2 million financing agreement, consisting of a loan that is secured by a mortgage on the data center property in Belgium owned by Interxion Real Estate IX N.V. and a pledge on the rights under the intergroup lease agreement between InterXion Real Estate IX N.V., as lessor, and InterXion Belgium N.V., as lessee, and is guaranteed by Interxion Real Estate Holding B.V. The principal amount of the mortgage loan is required to be repaid in quarterly installments of €153,330 of which the first quarterly installment was paid on July 31, 2014. The mortgage loan has a maturity of 15 years and a variable interest rate based on EURIBOR plus 200 basis points. The financing agreement does not include any financial covenants.

On October 13, 2015, the Group completed a €15.0 million financing agreement, consisting of a loan that is secured by a mortgage on certain data center property (FRA8 and FRA10) in Germany owned by Interxion Real Estate I B.V. and a pledge on the rights under the intergroup lease agreement between InterXion Real Estate I B.V., as lessor, and Interxion Deutschland GmbH, as lessee. The principal amount of the mortgage loan is required to be repaid in four annual installments of €1.0 million of which the first annual installment was paid on September 30, 2016, and a final installment of €11.0 million which is due on September 30, 2020. The mortgage loan has a maturity of five years and has a variable interest rate based on EURIBOR plus 225 basis points. The financing agreement includes a minimum required debt service capacity ratio of 1.20 to 1.00, based on the operations of Interxion Real Estate I B.V.

On April 8, 2016, the Group completed a €14.6 million financing agreement, consisting of a loan that is secured by a mortgage on certain data center property in Austria owned by Interxion Real Estate VII GmbH and a pledge on the rights under the intergroup lease agreement between InterXion Real Estate VII GmbH, as lessor, and Interxion Österreich GmbH, as lessee. The principal amount of the mortgage loan is required to be repaid in 177 monthly installments, increasing from €76,000 to €91,750. The mortgage loan has a maturity of fourteen years and nine months and has a variable interest rate based on EURIBOR plus 195 basis points. The financing agreement includes a minimum required debt service capacity ratio of 1.20 to 1.00, based on the operations of Interxion Real Estate VII GmbH.

On December 1, 2017, the Group renewed a €10.0 million financing agreement, entered into in 2012, consisting of a loan that is secured by a mortgage on certain data center property in The Netherlands owned by Interxion Real Estate IV B.V. The principal amount of the mortgage loan is required to be repaid in four annual instalments of €667,000 commencing in December 2018 and a final installment of €7,332,000 which is due on December 31, 2022. The mortgage loan has a variable interest rate based on EURIBOR (subject to a zero percent EURIBOR floor) plus 225 basis points. The financing agreement includes a minimum required debt service capacity ratio of 1.20 to 1.00, based on the operations of Interxion Real Estate IV B.V.

On July 12, 2018, the Group completed a €6.0 million financing agreement, consisting of a loan that is secured by mortgage on certain data center property in The Netherlands owned by Interxion Real Estate V B.V. and a pledge on rights under the intergroup lease agreement between Interxion Real Estate V B.V., as lessor, and Interxion Nederland B.V., as lessee. The principal amount of the mortgage loan is required to be repaid in four annual instalments of €400,000 commencing July 12, 2019 and a final installment of €4,400,000 which is due on July 1, 2023. The mortgage loan has a variable interest rate based on EURIBOR plus 225 basis points. The financing agreement includes a minimum required debt service capacity ratio of 1.20 to 1.00, based on the operations of Interxion Real Estate V B.V.

These mortgages do not conflict with the restrictions of the Indenture and the Revolving Facility.

Senior Notes

On June 18, 2018, the Company issued an aggregate principal amount of €1,000 million 4.75% Senior Notes due 2025 (the “Senior Notes”). The net proceeds of the offering were used to redeem the entire amounts relating to the €625 million Senior Secured Notes due 2020, to repay amounts drawn under revolving credit facilities, to pay all related fees, expenses and premiums and for other general corporate purposes.

The Senior Notes are governed by an indenture dated June 18, 2018, between the Company, as issuer, the guarantors named therein, The Bank of New York Mellon, London Branch, as trustee and paying agent and The Bank of New York Mellon SA/NV, Luxembourg Branch as transfer agent and registrar (the “Indenture”). The Indenture contains customary restrictive covenants, including but not limited to limitations or restrictions on our ability to incur debt, grant liens, and sell assets. The restrictive covenants are subject to customary exceptions including, in relation to the incurrence of certain additional debt, a consolidated fixed charge coverage ratio (calculated as a ratio of Adjusted EBITDA to consolidated interest expense) of at least 2.00 to 1.00 on a pro forma basis for the four full fiscal quarters (taken as one period) for which financial statements are available immediately preceding the incurrence of such debt.

The Senior Notes are guaranteed by certain of the Company’s subsidiaries.

On September 20, 2018, the Company issued a further €200.0 million aggregate principal amount of its Senior Notes (the “Additional Notes”). The net proceeds of the offering amounted to €203.8 million, net of offering fees and expenses of €2.2 million. The net proceeds contained the nominal value of the Additional Notes, plus an issuance premium of 103.00%. The Additional Notes, which are guaranteed by certain subsidiaries of the Company, were issued under the Indenture pursuant to which, on June 18, 2018, the Company issued the Senior Notes.

The Company may redeem all or part of the Senior Notes. The Company has the following redemption rights:

Optional redemption prior to June 15, 2021 upon an equity offering

At any time and from time to time prior to June 15, 2021, upon not less than 10 and not more than 60 days’ notice, we may on any or more occasions redeem up to 40% of the original aggregate principal amount of the Senior Notes (including any additional notes), with funds in an aggregate amount not exceeding the net cash proceeds received from one or more equity offerings at a redemption price equal to 104.75% of the principle amount of any such Senior Notes, plus accrued and unpaid interest and additional amounts, if any, on the Senior Notes redeemed to but excluding the redemption date, provided that:

(a)	the redemption takes place not later than 180 days after the closing of the related equity offering; and

(b)	at least 50% of the original aggregate principal amount of the Senior Notes (including any additional notes) issued under the Indenture remains outstanding immediately thereafter.

Optional redemption prior to June 15, 2021

At any time prior to June 15, 2021, upon not less than 10 and not more than 60 days’ notice, we may on any one or more occasions redeem the Senior Notes, in whole or in part, at our option, at a redemption price equal to 100% of the principal amount thereof plus the applicable premium (as defined in the Indenture)as of, and accrued and unpaid interest and additional amounts, if any, on the Senior Notes redeemed to, but excluding, the redemption date.

Optional redemption on or after June 15, 2021

At any time and from time to time on or after June 15, 2021, upon not less than 10 and not more than 60 days’ notice, we may on any one or more occasions redeem the Senior Notes in whole or in part, at a redemption price equal to the percentage of principal amount set forth below plus accrued and unpaid interest, if any, on the Senior Notes redeemed, to, but excluding, the applicable redemption date and additional amounts, if any, if redeemed during the twelve-month period beginning on June 15 of the year indicated below:

Year	Redemption Price
2021	102.3750%
2022	101.1875%
2023, and thereafter	100.0000%

Change of Control

The Senior Notes and the Indenture also contain a change of control provision, which requires the Company to make an offer to purchase the Senior Notes at a price equal to 101% of the principal amount thereof, plus accrued and unpaid interest and Additional Amounts, if any, to the date of purchase, upon the occurrence of certain events constituting a change of control (as defined in the Indenture) and a ratings event (as defined in the Indenture).

Revolving Facility Agreement

On June 18, 2018, the Company entered into the €200.0 million 2018 revolving facility agreement (the “Revolving Facility Agreement”) between, among others, the Company, the arrangers named therein and ABN AMRO Bank N.V. as agent (for the purpose of this section, the “Agent”), pursuant to which the Revolving Facility has been made available to the Company.

As at December 31, 2018, the Revolving Facility was undrawn. In the first quarter of 2019, this facility was increased by €100.0 million for a total commitment of €300.0 million.

Covenants regarding Revolving Facility Agreement

The Revolving Facility Agreement requires us to maintain a specified financial ratio. The restrictive covenants are subject to customary exceptions including, in relation to the incurrence of certain additional debt, a consolidated fixed charge coverage ratio (calculated as a ratio of Adjusted EBITDA to consolidated interest expense) of at least 2.00 to 1.00 on a pro forma basis for the four full fiscal quarters (taken as one period) for which financial statements are available immediately preceding the incurrence of such debt. The Revolving Facility Agreement also includes a net leverage ratio financial covenant (tested on a quarterly basis provided that the Test Condition applies), which requires total net debt (calculated as a ratio to pro forma Adjusted EBITDA) not to exceed 5.00 to 1.00. In addition, the Revolving Facility Agreement permits us to elect, on a one-time basis and subject to certain conditions, to adjust the financial covenant to 5.50 to 1.00 for two consecutive quarter periods (including the quarter in which such election is made).

The breach of any of these covenants by the Company or the failure by the Company to maintain its net leverage ratio could result in a default under the Revolving Facility Agreement. As of December 31, 2018, the Company’s consolidated fixed charge coverage ratio was 4.01 to 1.00 and the leverage ratio was stood at 4.39 to 1.00.

The Company has remained in full compliance with all its covenants. In addition, the Company does not anticipate, in the next twelve months, any breach or failure that would negatively impact its ability to borrow funds under the Revolving Facility Agreement.

Change of control or sale of assets

If, there is a sale of all or substantially all the assets of the Group whether in a single transaction or a series of related transactions, or a change of control that any beneficial owner gains control of the Company, then a lender under the Revolving Facility Agreement shall not be obliged to fund a loan to the Company.

In addition, if within 15 business days of the Company notifying the Agent of a change of control or sale of assets as described above, a lender wishes to cancel its commitment under the Revolving Facility Agreement as a result of that event, such lender’s commitments will be immediately cancelled and its participation in all outstanding loans shall, together with the accrued and unpaid interest and all other amounts accrued and outstanding under the agreement, become due and payable within five business days of the date on which the relevant lender notifies the applicable agent thereunder.

Reconciliation to cash flow statement

The reconciliation of movements of liabilities to cash flows arising from financing activities is set out below:

	Note	6.00% Senior Secured Notes due 2020	4.75% Senior Notes due 2025	Mortgages	Finance lease liabilities	Revolving credit facilities	Share capital	Share premium	Foreign currency translation reserve	Hedging Reserve	Accumulated profit/ (deficit)	Total
	(€’000)
Balance as of January 1, 2018		628,141	—	53,640	51,127	99,904	7,141	539,448	4,180	(169)	39,061	1,422,473
Changes from financing cash flows
Proceeds from exercised options		—	—	—	—	—	29	1,707	—	—	—	1,736
Proceeds from mortgages		—	—	5,969	—	—	—	—	—	—	—	5,969
Repayment of mortgages		—	—	(8,335)	—	—	—	—	—	—	—	(8,335)
Proceeds from revolving facilities		—	—	—	—	148,814	—	—	—	—	—	148,814
Repayments of revolving facilities		—	—	—	—	(250,724)	—	—	—	—	—	(250,724)
Proceeds from 4.75% Senior Notes		—	1,194,800	—	—	—	—	—	—	—	—	1,194,800
Finance lease obligation		—	—	—	(1,170)	—	—	—	—	—	—	(1,170)
Repayment 6.00% Senior Secured Notes		(634,375)	—	—	—	—	—	—	—	—	—	(634,375)
Interest received at issuance of additional notes		—	2,428	—	—	—	—	—	—	—	—	2,428
Transaction costs Senior Notes		—	(7,122)	—	—	—	—	—	—	—	—	(7,122)
Transaction costs Revolving Facility		—	—	—	—	(2,542)	—	—	—	—	—	(2,542)
Total changes from financing cash flows		(634,375)	1,190,106	(2,366)	(1,170)	(104,452)	29	1,707	—	—	—	449,479
Other changes
Liability-related
Capitalized borrowing costs/bond premiums		(3,141)	709	108	—	4,548	—	—	—	—	—	2,224
Redemption fee repayment 6.00% Senior Secured Notes		9,375										9,375
Interest expense		—	—	—	417	—	—	—	—	—	—	417
Interest paid		—	(2,428)	—	—	—	—	—	—	—	—	(2,428)
Total liability-related		6,234	(1,719)	108	417	4,548	—	—	—	—	—	9,588
Total equity-related other changes		—	—	—	—	—	—	12,270	(639)	4	30,388	42,023
Balance as of December 31, 2018		—	1,188,387	51,382	50,374	—	7,170	553,425	3,541	(165)	69,449	1,923,563

	Note	Senior Secured Notes	Mortgages	Finance lease liabilities	Revolving credit facilities	Share capital	Share premium	Foreign currency translation reserve(i)	Hedging Reserve	Accumulated profit/ (deficit)(i)	Total
Balance as of January 1, 2017		629,327	54,412	51,718	—	7,060	523,671	11,004	(243)	(6)	1,276,943
Changes from financing cash flows
Proceeds from exercised options		—	—	—	—	55	6,914	—	—	—	6,969
Proceeds from mortgages		—	9,950	—	—	—	—	—	—	—	9,950
Repayment of mortgages		—	(10,848)	—	—	—	—	—	—	—	(10,848)
Proceeds from revolving facilities		—	—	—	129,521	—	—	—	—	—	129,521
Repayments of revolving facilities		—	—	—	(30,000)	—	—	—	—	—	(30,000)
Finance lease obligation		—	—	(995)	—	—	—	—	—	—	(995)
Total changes from financing cash flows		—	(898)	(995)	99,521	55	6,914	—	—	—	104,597
Other changes
Liability-related
Capitalized borrowing costs/bond premiums		(1,186)	126	—	383	—	—	—	—	—	(677)
Interest expense		—	—	404	—	—	—	—	—	—	404
Interest paid		—	—	—	—	—	—	—	—	—	—
Total liability-related		(1,186)	126	404	383	—	—	—	—	—	(273)
Total equity-related other changes		—	—	—	—	26	8,863	(6,824)	74	39,067	41,206
Balance as of December 31, 2017		628,141	53,640	51,127	99,904	7,141	539,448	4,180	(169)	39,061	1,422,473

(i)

Certain figures as of January 1, 2017 and December 31, 2017 have been corrected compared to those previously reported. For further information on these corrections, see Notes 2 and 28 of these 2018 consolidated financial statements.

Maturity profile

The maturity profile of the gross amounts of Senior Notes, Senior Secured Notes, the 2017 Senior Secured Revolving Facility and Mortgages are set out below:

	2018	2017	2016
	(€’000)
Within one year	—	104,400	7,332
Between 1 and 5 years	27,333	648,000	643,800
Over 5 years	1,224,648	26,916	29,107
	1,251,981	779,316	680,239

The Group has the following undrawn bank borrowing facilities:

	2018	2017	2016
	(€’000)
Expiring within one year	—	100,000	—
Expiring between 1 and 5 years	200,000	—	100,000
	200,000	100,000	100,000

Covenants

The Revolving Facility Agreement contains various covenants that restrict, among other things and subject to certain exceptions, the ability of the Company and its subsidiaries to:

•	create certain liens;

•	incur debt and/or guarantees;

•	sell certain kinds of assets;

•	designate unrestricted subsidiaries; and

•	effect mergers, consolidate or sell assets.

Our Revolving Facility Agreement also requires us to maintain a specified financial ratio. The restrictive covenants are subject to customary exceptions including, in relation to the incurrence of certain debt, a consolidated fixed charge coverage ratio (calculated as a ratio of Adjusted EBITDA to consolidated interest expense) of at least 2.00 to 1.00 on a pro forma basis for the four full fiscal quarters (taken as one period) for which financial statements are available immediately preceding the incurrence.

The Revolving Facility Agreement also includes a net leverage ratio financial covenant (tested on a quarterly basis provided that the Test Condition applies), which requires total net debt (calculated as a ratio to pro forma Adjusted EBITDA) not to exceed a leverage ratio of 5.00 to 1.00. In addition, the Revolving Facility Agreement permits us to elect, on a one-time basis and subject to certain conditions, to adjust the financial covenant to 5.50 to 1.00 for up to two consecutive quarter periods (including the quarter such election is made). In addition, the Company must ensure, under the Revolving Facility Agreement, that the guarantors represent a certain percentage of Adjusted EBITDA of the Group as a whole and a certain percentage of the consolidated net assets of the Group. Our ability to meet these covenants may be affected by events beyond our control and, as a result, we cannot assure you that we will be able to meet the covenants. In the event of a continuing default under our Revolving Facility Agreement, the lenders could terminate their commitments and declare all amounts owed to them to be due and payable. Borrowings under other debt instruments that contain cross acceleration or cross default provisions, including the Senior Notes, may as a result also be accelerated and become due and payable. The breach of any of these covenants by the Company or the failure by the Company to maintain its leverage ratio could result in a default under the Revolving Facility Agreement.

The Indenture contains covenants for the benefit of the holders of the Notes that restrict, among other things and subject to certain exceptions, the ability of the Company and its subsidiaries to:

•	incur debt;

•	create or incur certain liens;

•	sell certain kinds of assets;

•	designate unrestricted subsidiaries;

•	effect mergers, consolidations or sale of assets; and

•	guarantee certain debt.

The restrictive covenants are subject to customary exceptions including, in relation to the incurrence of certain additional debt, a consolidated fixed charge coverage ratio (calculated as a ratio of Adjusted EBITDA to consolidated interest expense) of at least 2.00 to 1.00 on a pro forma basis for the four full fiscal quarters (taken as one period) for which financial statements are available immediately preceding the incurrence of such debt. The breach of any of these covenants by the Company could result in a default under the Indenture. The Company remained in full compliance with all its covenants. As of December 31, 2018, the Company’s consolidated fixed charge ratio was 4.11 to 1.00 (2017: 4.92 to 1.00; 2016: 4.51 to 1.00).

Financial lease liabilities

Financial lease liabilities relate to the acquisition of property, plant and equipment with the following payment schedule:

	2018	2017	2016
	(€’000)
Gross lease liabilities:
Within one year	21,686	4,389	4,346
Between 1 and 5 years	26,719	29,625	31,904
More than 5 years	17,680	36,478	39,144
	66,085	70,492	75,394
Interest
Within one year	3,034	3,693	3,898
Between 1 and 5 years	8,595	10,218	11,897
More than 5 years	4,082	5,454	7,881
	15,711	19,365	23,676
Present value of minimum lease payments
Within one year	18,652	696	448
Between 1 and 5 years	18,124	19,407	20,007
More than 5 years	13,598	31,024	31,263
	50,374	51,127	51,718

In September 2015, the Group entered into a contract to lease the properties related to the AMS8 data center. The lease, which covers land and building, commenced during the third quarter of 2016. The land component has been treated as an operating lease, the building as a finance lease. As of December 31, 2018, the carrying value of the building amounted to €15.9 million.

In August 2014, the Group exercised its option to purchase the AMS7 data center land and building. The actual legal transaction will become effective in 2023. As a result of this modification, in accordance with IAS17, as of 22 August 2014, the lease, which was previously reported as an operating lease is reported as a financial lease. The carrying amount of the land amounts to €5.8 million, the carrying value of the building amounted to €6.5 million. The actual legal transfer of ownership will become effective in 2023.

In December 2012, the Group exercised its option to purchase the PAR7 data center land. The actual legal transaction will come into effect in 2019. As a result of this modification, in accordance with IAS17, as of December 20, 2012, the lease, which was previously reported as an operating lease is treated as a financial lease. The carrying amount of the land amounts to €20.9 million.